2. SPIN-OFF OF HSS BUSINESS	12 Months Ended
Sep. 30, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
2. SPIN-OFF OF HSS BUSINESS

On September 27, 2010, LRAD Corporation separated its HSS business through the Spin-Off of Parametric Sound. LRAD Corporation contributed most of its HSS business assets to Parametric Sound. All outstanding shares of the Company were distributed to LRAD Corporation’s stockholders of record at the close of business on September 10, 2010 as a pro-rata, tax-free dividend of one share of Parametric Sound common stock for every two shares of LRAD Corporation common stock.

On September 27, 2010, the Company entered into a Separation and Distribution Agreement (“Separation Agreement”) with LRAD Corporation that set forth the terms and conditions of the separation of the Company from LRAD Corporation, provided the framework for the relationship between the Company and LRAD Corporation following the separation and provided for the allocation of assets, liabilities and obligations between the Company and LRAD Corporation in connection with the separation. The Separation Agreement provided for a transition related to HSS business and customers with LRAD Corporation fulfilling orders received through September 27, 2010. Thereafter LRAD Corporation could fulfill continuing purchase orders for one project with customer Cardinal Health through the completion of the project and through December 31, 2010 could accept unsolicited follow-on orders for HSS products from prior customers. LRAD Corporation retained inventory and supplies to fulfill such anticipated orders and retained responsibility for warranty, returns and related liabilities for such customers and sales. On September 27, 2010 the Company also entered into a Tax Sharing Agreement with LRAD Corporation that generally governs the parties’ respective rights, responsibilities and obligations after the separation with respect to taxes.

The total value of the LRAD Corporation stock dividend of $454,006 was based on the net book value of the net assets that were transferred from LRAD Corporation in connection with the Spin-Off in accordance with ASC 845-10-30-10, Nonreciprocal Transfers with Owners.

In connection with the Spin-Off, on September 27, 2010, the Company entered into a License and Royalty Agreement with related party Syzygy Licensing LLC (“Syzygy”) relating to new technology invented by the Company’s President and CEO, Elwood G. Norris. This technology has been implemented in the Company’s new HSS-3000 product line. In connection with the new technology the Company reimbursed $91,415 of prior technology and patent costs paid by Syzygy and assumed $90,500 of technology and product development costs incurred prior to the Spin-Off including $25,000 owed to Mr. Norris for product development services.

On September 27, 2010, the Company also agreed to reimburse $160,580 of Parametric Sound related Spin-Off and startup costs paid by Syzygy and assumed $62,037 of Spin-Off and startup costs and expenses incurred prior to the Spin-Off including $25,000 owed to Sunrise Capital, Inc. for the services of Treasurer, Secretary and CFO, Mr. Barnes.